Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and bank balances	£ 1,915	£ 3,428
Cash equivalents	1,912	1,869
Cash and cash equivalents	£ 3,827	£ 5,297